Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
December 31, 2024
FBF-Y10-NPRT3-0325
1.9892462.106
Bond Funds - 62.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,598,924	15,445,608
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	254,898	1,878,595
Fidelity Series Corporate Bond Fund (b)	706,405	6,491,865
Fidelity Series Emerging Markets Debt Fund (b)	63,009	497,769
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	17,050	145,776
Fidelity Series Floating Rate High Income Fund (b)	10,289	92,601
Fidelity Series Government Bond Index Fund (b)	1,141,250	10,282,662
Fidelity Series High Income Fund (b)	58,937	507,447
Fidelity Series International Developed Markets Bond Index Fund (b)	532,260	4,620,016
Fidelity Series Investment Grade Bond Fund (b)	1,000,366	9,883,613
Fidelity Series Investment Grade Securitized Fund (b)	713,029	6,260,396
Fidelity Series Long-Term Treasury Bond Index Fund (b)	466,674	2,478,037
Fidelity Series Real Estate Income Fund (b)	9,521	93,500
TOTAL BOND FUNDS (Cost $64,670,589)		58,677,885

Domestic Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	164,853	3,270,688
Fidelity Series Commodity Strategy Fund (b)	2,167	186,710
Fidelity Series Large Cap Growth Index Fund (b)	83,372	2,117,654
Fidelity Series Large Cap Stock Fund (b)	83,535	1,917,119
Fidelity Series Large Cap Value Index Fund (b)	245,856	4,009,917
Fidelity Series Small Cap Core Fund (b)	84,855	1,036,084
Fidelity Series Small Cap Opportunities Fund (b)	29,465	431,067
Fidelity Series Value Discovery Fund (b)	90,230	1,398,558
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,527,829)		14,367,797

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	49,127	770,310
Fidelity Series Emerging Markets Fund (b)	102,483	889,552
Fidelity Series Emerging Markets Opportunities Fund (b)	194,700	3,566,905
Fidelity Series International Growth Fund (b)	99,838	1,740,181
Fidelity Series International Index Fund (b)	56,663	671,462
Fidelity Series International Small Cap Fund (b)	78,609	1,273,462
Fidelity Series International Value Fund (b)	146,924	1,751,336
Fidelity Series Overseas Fund (b)	130,153	1,749,259
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,525,102)		12,412,467

Short-Term Funds - 6.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	134,554	1,342,851
Fidelity Series Treasury Bill Index Fund (b)	473,647	4,712,787
TOTAL SHORT-TERM FUNDS (Cost $6,054,160)		6,055,638

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025 (d)	4.55	120,000	119,703
US Treasury Bills 0% 1/30/2025 (d)	4.45	90,000	89,704
US Treasury Bills 0% 3/27/2025 (d)	4.28	40,000	39,608
TOTAL U.S. TREASURY OBLIGATIONS (Cost $248,951)			249,015

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	70,839	70,853
Fidelity Series Government Money Market Fund (b)(f)	4.58	1,636,444	1,636,444
TOTAL MONEY MARKET FUNDS (Cost $1,707,296)			1,707,297

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $93,733,927)	93,470,099
NET OTHER ASSETS (LIABILITIES) - 0.1%	67,093
NET ASSETS - 100.0%	93,537,192

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	7	Mar 2025	793,625	(26,282)	(26,282)
ICE MSCI Emerging Markets Index Contracts (United States)	22	Mar 2025	1,181,180	(41,583)	(41,583)

TOTAL EQUITY CONTRACTS					(67,865)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	23	Mar 2025	2,501,250	(21,236)	(21,236)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4	Mar 2025	425,219	(1,662)	(1,662)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	Mar 2025	910,750	(20,487)	(20,487)

TOTAL INTEREST RATE CONTRACTS					(43,385)

TOTAL PURCHASED					(111,250)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Mar 2025	1,780,725	57,811	57,811

TOTAL FUTURES CONTRACTS					(53,439)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,015.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,490	1,000,363	1,016,997	4,149	(3)	-	70,853	70,839	0.0%
Total	87,490	1,000,363	1,016,997	4,149	(3)	-	70,853	70,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,636,702	5,687,672	3,009,390	404,618	4,291	126,333	15,445,608	1,598,924
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,052,204	570,049	681,291	67,314	(43,082)	(19,285)	1,878,595	254,898
Fidelity Series Blue Chip Growth Fund	2,701,524	1,384,924	1,123,550	279,185	17,944	289,846	3,270,688	164,853
Fidelity Series Canada Fund	766,957	281,476	303,336	22,907	8,516	16,697	770,310	49,127
Fidelity Series Commodity Strategy Fund	560,425	313,737	654,508	22,338	(276,969)	244,025	186,710	2,167
Fidelity Series Corporate Bond Fund	6,103,233	1,911,274	1,486,976	218,333	(31,260)	(4,406)	6,491,865	706,405
Fidelity Series Emerging Markets Debt Fund	446,861	148,271	98,982	20,212	(1,580)	3,199	497,769	63,009
Fidelity Series Emerging Markets Debt Local Currency Fund	142,799	39,300	28,824	6,727	(782)	(6,717)	145,776	17,050
Fidelity Series Emerging Markets Fund	1,073,130	309,526	488,018	24,691	(3,109)	(1,977)	889,552	102,483
Fidelity Series Emerging Markets Opportunities Fund	4,307,401	1,245,041	2,113,945	73,114	(1,833)	130,241	3,566,905	194,700
Fidelity Series Floating Rate High Income Fund	81,657	29,340	17,997	6,057	(37)	(362)	92,601	10,289
Fidelity Series Government Bond Index Fund	8,942,171	3,312,259	1,856,554	252,768	(38,313)	(76,901)	10,282,662	1,141,250
Fidelity Series Government Money Market Fund	1,400,474	641,689	405,719	59,477	-	-	1,636,444	1,636,444
Fidelity Series High Income Fund	458,541	150,871	110,619	25,140	(813)	9,467	507,447	58,937
Fidelity Series International Developed Markets Bond Index Fund	3,325,760	2,077,280	745,654	143,223	(6,459)	(30,911)	4,620,016	532,260
Fidelity Series International Growth Fund	1,924,230	714,264	779,713	71,852	6,204	(124,804)	1,740,181	99,838
Fidelity Series International Index Fund	728,501	247,617	267,616	19,656	(3,007)	(34,033)	671,462	56,663
Fidelity Series International Small Cap Fund	1,273,477	460,621	361,788	119,117	(3,175)	(95,673)	1,273,462	78,609
Fidelity Series International Value Fund	1,933,447	654,331	737,350	78,712	21,033	(120,125)	1,751,336	146,924
Fidelity Series Investment Grade Bond Fund	8,999,786	2,954,077	1,978,172	318,793	(32,503)	(59,575)	9,883,613	1,000,366
Fidelity Series Investment Grade Securitized Fund	5,927,542	1,847,408	1,449,126	217,137	(46,784)	(18,644)	6,260,396	713,029
Fidelity Series Large Cap Growth Index Fund	1,684,398	779,679	693,601	11,889	22,261	324,917	2,117,654	83,372
Fidelity Series Large Cap Stock Fund	1,823,737	760,977	764,374	143,140	19,494	77,285	1,917,119	83,535
Fidelity Series Large Cap Value Index Fund	3,260,775	1,833,978	1,164,607	117,052	20,273	59,498	4,009,917	245,856
Fidelity Series Long-Term Treasury Bond Index Fund	3,017,534	819,622	1,189,786	71,650	(293,662)	124,329	2,478,037	466,674
Fidelity Series Overseas Fund	1,928,751	637,238	728,129	38,745	3,973	(92,574)	1,749,259	130,153
Fidelity Series Real Estate Income Fund	83,128	28,010	18,825	4,726	(43)	1,230	93,500	9,521
Fidelity Series Short-Term Credit Fund	1,202,728	414,431	289,988	40,927	(428)	16,108	1,342,851	134,554
Fidelity Series Small Cap Core Fund	22,875	1,169,286	188,542	10,822	4,689	27,776	1,036,084	84,855
Fidelity Series Small Cap Opportunities Fund	802,097	140,239	495,801	43,933	58,262	(73,730)	431,067	29,465
Fidelity Series Treasury Bill Index Fund	4,315,741	1,789,494	1,401,345	169,395	(1,784)	10,681	4,712,787	473,647
Fidelity Series Value Discovery Fund	1,197,575	643,244	418,576	55,243	5,703	(29,388)	1,398,558	90,230
	85,126,161	33,997,225	26,052,702	3,158,893	(592,980)	672,527	93,150,231	10,460,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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